AETOS MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

October 31, 2021

Aetos Multi-Strategy Arbitrage Fund, LLC
Schedule of Investments (Unaudited)
October 31, 2021

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Commodity Trading Advisor (4)
GSA Trend Fund LP	08/01/18 - 10/01/20	$16,487,602	$18,463,381	3.50%	Daily
Total Commodity Trading Advisor		16,487,602	18,463,381	3.50

Convertible Arbitrage (5)
CNH CA II, Ltd.	04/01/21 - 07/01/21	15,000,000	15,728,448	2.98	Quarterly (10)
Total Convertible Arbitrage		15,000,000	15,728,448	2.98

Credit - Convertible Arbitrage (6)
Aequim Arbitrage Fund LP	03/01/19 - 01/01/21	30,031,906	43,489,394	8.23	Quarterly (9)
Total Credit - Convertible Arbitrage		30,031,906	43,489,394	8.23

Event Driven Arbitrage (7)
Davidson Kempner Partners	07/01/06 - 07/01/12	49,041,413	96,211,317	18.21	Semi-Annual
Farallon Capital Offshore Investors, Inc.	02/01/07 - 04/01/12	45,554,327	96,274,569	18.23	Semi-Annual (9)
Governors Lane Onshore Fund LP	08/01/15 - 08/01/16	35,000,000	48,591,602	9.20	Quarterly (9)
Luxor Capital Partners Liquidating SPV, LLC	07/01/16	279,527	211,444	0.04	In Liquidation (11)
Oceanwood Opportunities Fund L.P.	02/01/12 - 07/01/16	33,386,852	57,673,912	10.92	Quarterly
Total Event Driven Arbitrage		163,262,119	298,962,844	56.60

Fixed Income Arbitrage (8)
FFIP, L.P.	07/01/07 - 04/01/12	35,017,709	76,601,423	14.50	Annual (9)
Parsec Onshore Partners, L.P.	04/01/08 - 04/01/12	30,757,405	53,426,877	10.11	Monthly
Total Fixed Income Arbitrage		65,775,114	130,028,300	24.61

Total investments in Portfolio Funds		290,556,741	506,672,367	95.92

Aetos Multi-Strategy Arbitrage Fund, LLC
Schedule of Investments (Unaudited)
October 31, 2021

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.006% (3) (Shares 23,427,592)		23,427,592	23,427,592	4.44

Total investments		$313,984,333	$530,099,959	100.36%

(1)	Percentages are based on Members’ Capital of $528,208,740.
(2)	Non-income producing investments.
(3)	Rate disclosed is the 7-day effective yield as of 10/31/2021.
(4)	Portfolio Funds in this strategy invest in futures contracts and foreign exchange forwards contracts using a variety of systematic trading strategies to meet investment objectives, which are typically the capturing of directional moves, both long and short, across diversified portfolios of markets and asset classes.
(5)	Portfolio Funds in this strategy generally look to exploit relative mispricings between securities in a company’s capital structure where the manager can go long the undervalued security and hedge out resulting equity and/or credit betas. In convertible bonds, opportunities can be found where sellers do not properly assess the value of the embedded credit and equity option components, resulting in convertibles that trade either cheap or expensive to their fundamental value. This strategy is implemented with the use of leverage.
(6)	Portfolio Funds in this strategy generally look to exploit relative mispricings between securities in a company’s capital structure where the manager can go long the undervalued security and hedge out resulting equity and/or credit betas. In convertible bonds, opportunities can be found where sellers do not properly assess the value of the embedded credit and equity option components, resulting in convertibles that trade either cheap or expensive to their fundamental value. In other corporate credit situations, opportunities arise when different components of a company’s capital structure imply very different fundamental outcomes (i.e. equity near zero and debt near par), creating the opportunity to structure long and short positions that have favorable payoff profiles. Both of these strategies are implemented with the use of leverage.
(7)	Portfolio Funds in this strategy invest in securities of companies involved in certain special situations, including mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. These special situations constitute an “event” which the Portfolio Managers believe will trigger a change in the price of securities relative to their current price or close the gap between securities that are being arbitraged.
(8)	Portfolio Funds in this strategy look to exploit mispricings between related fixed income instruments, including sovereign debt, corporate debt and derivative instruments such as futures, options and swaps. Exploitable opportunities may be found in closely related securities trading at different prices, in the value between fixed income instruments and related derivative instruments, in the shape of yield curves and in credit spreads. These strategies typically require leverage in order to exploit relatively small mispricings.
(9)	Portfolio Fund subject to investor-level percentage limitations on redemptions.
(10)	Portfolio Fund subject to lock-up provision up to one year.

(11)	Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.

Aetos Multi-Strategy Arbitrage Fund, LLC
Schedule of Investments (Unaudited)
October 31, 2021

The aggregate cost of investments for tax purposes was $491,191,588. Net unrealized appreciation on investments for tax purposes was $38,908,371 consisting of $38,908,371 of gross unrealized appreciation and $0 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 95.92% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Distressed Investment Strategies Fund, LLC
Schedule of Investments (Unaudited)

October 31, 2021

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Distressed - Long Biased (4)
AG Mortgage Value Partners, L.P.	05/01/13	$1,098,305	$2,171,768	0.83%	Side Pockets Only (10)
Centerbridge Credit Partners, L.P.	06/01/10 - 11/01/20	29,175,489	48,657,863	18.58	Bi-Annual (9)
Davidson Kempner Distressed Opportunities Fund LP	11/01/09 - 11/01/20	28,384,765	59,694,530	22.79	Annual (7)
Marble Ridge LP	02/01/17 - 06/01/20	3,367,396	2,884,644	1.10	In Liquidation (11)
Total Distressed - Long Biased		62,025,955	113,408,805	43.30

Distressed - Variable Biased (5)
Anchorage Capital Partners, L.P.	09/01/08 - 11/01/20	28,309,416	54,661,480	20.87	Annual (7)
Aurelius Capital Partners, LP	07/01/08 - 01/01/13	20,731,356	40,331,643	15.40	Semi-Annual
Carronade Capital Partners, LP	02/01/21 - 07/01/21	10,000,000	10,689,989	4.08	Quarterly (6) (8)
King Street Capital, L.P.	07/01/08	17,683,248	38,643,631	14.76	Quarterly (6)
Total Distressed - Variable Biased		76,724,020	144,326,743	55.11

Total investments in Portfolio Funds		138,749,975	257,735,548	98.41

Money Market Investment
JPMorgan U.S. Government Money Market Fund,Agency Shares, 0.006% (3) (Shares 8,822,423)		8,822,423	8,822,423	3.37

Total investments		$147,572,398	$266,557,971	101.78%

Aetos Distressed Investment Strategies Fund, LLC
Schedule of Investments (Unaudited)

October 31, 2021

(1)	Percentages are based on Members’ Capital of $261,895,479.
(2)	Non-income producing investments.
(3)	Rate disclosed is the 7-day effective yield as of 10/31/2021.
(4)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a long bias net exposure.
(5)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a variable net exposure.
(6)	Portfolio Fund subject to investor-level percentage limitations on redemptions.
(7)	Portfolio Fund subject to lock-up provision up to one year.
(8)	Portfolio Fund subject to lock-up provision up to eighteen months.
(9)	Portfolio Fund subject to lock-up provision up to three years.
(10)	Portfolio Fund represents investments in securities which are illiquid or are subject to an anticipated event. These securities are held by the Portfolio Fund in “side pockets.” Side pockets are series or classes of shares which are not redeemable by the investors but which are automatically redeemed or converted back into the Portfolio Fund’s regular series or classes of shares upon the realization of those securities or the happening of some other liquidity event with respect to those securities. These “side pockets” can often be held for long periods before they are realized, and may therefore be much less liquid than the general liquidity offered on the Portfolio Fund’s regular series or classes of shares. Should the Funds seek to liquidate their investment in a Portfolio Fund that maintains investments in a side pocket arrangement or that holds a substantial portion of its assets in illiquid securities, the Funds might not be able to fully liquidate their investments without delay, which could be considerable. In such cases, during the period until the Funds are permitted to fully liquidate the investment in the Portfolio Fund, the value of the investment could fluctuate.
(11)	Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.

The aggregate cost of investments for tax purposes was $220,665,898. Net unrealized appreciation on investments for tax purposes was $45,892,073 consisting of $49,082,155 of gross unrealized appreciation and $3,190,082 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.41% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Long/Short Strategies Fund, LLC
Schedule of Investments (Unaudited)
October 31, 2021

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Directional Equity (4)
Egerton Capital Partners, L.P.	07/01/11 - 05/01/15	$24,724,341	$58,786,398	10.13%	Monthly
Sachem Head LP	08/01/16 - 09/01/17	13,388,555	29,354,366	5.06	Quarterly (8)
The Children's Investment Fund LP	05/01/20	5,000,000	8,098,500	1.40	Monthly
Total Directional Equity		43,112,896	96,239,264	16.59

Equity Hedged - Generalist (5)
Eton Park Fund, L.P.	05/01/15	39,293	40,190	0.01	In Liquidation (11)
Highfields Capital II LP	07/01/15	1,725,661	338,744	0.06	In Liquidation (11)
Junto Capital Partners LP	01/01/19 - 10/01/19	45,000,000	57,821,999	9.96	Quarterly (8)
Lakewood Capital Partners, LP	07/01/17 - 05/01/19	37,552,909	48,377,587	8.34	Quarterly
MW Market Neutral TOPS Fund	10/01/20	10,492,447	19,135,226	3.30	Monthly
MW TOPS Fund	05/01/15 - 05/01/19	26,143,993	36,115,658	6.22	Monthly
Naya Fund LP	02/01/19 - 07/01/19	27,360,072	37,695,657	6.50	Quarterly
Nitorum Fund, L.P.	12/01/17 - 06/01/19	33,401,078	38,012,959	6.55	Annual (10)
Viking Global Equities LP	08/01/06 - 03/01/11	14,706,334	66,479,512	11.46	Annual
Total Equity Hedged - Generalist		196,421,787	304,017,532	52.40

Equity Hedged - Sector Specialist (6)
Cadian Fund LP	05/01/10 - 11/01/13	12,657,376	36,600,465	6.31	Quarterly (8)
Encompass Capital Fund L.P.	06/01/15 - 07/01/16	14,100,431	31,850,138	5.49	Quarterly (8)
Long Pond Capital QP Fund, LP	02/01/14	14,555,718	25,061,221	4.32	Quarterly (8)
North River Partners, L.P.	11/01/13	16,000,533	30,405,537	5.24	Quarterly
Woodline Fund LP	08/01/20 - 04/01/21	25,000,000	28,299,654	4.87	Quarterly (9)
Total Equity Hedged - Sector Specialist		82,314,058	152,217,015	26.23

Aetos Long/Short Strategies Fund, LLC
Schedule of Investments (Unaudited)
October 31, 2021

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Short-Biased Equity (7)
Kriticos International Limited	05/01/13 - 11/01/18	31,110,435	11,034,332	1.90	Quarterly
Total Short-Biased Equity		31,110,435	11,034,332	1.90

Total investments in Portfolio Funds		352,959,176	563,508,143	97.12

Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.006% (3) (Shares 19,935,377)		19,935,377	19,935,377	3.44

Total investments		$372,894,553	$583,443,520	100.56%

(1) Percentages are based on Members’ Capital of $580,192,999.

(2) Non-income producing investments.

(3) Rate disclosed is the 7-day effective yield as of 10/31/2021.

(4) Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively high or variable net exposure.

(5) Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will invest broadly across all market sectors.

(6) Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will focus on investing in specific market sectors.

(7) Portfolio Funds in this strategy make investments in short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a permanent net short or short-only exposure.

(8) Portfolio Fund subject to investor-level percentage limitations on redemptions.

Aetos Long/Short Strategies Fund, LLC
Schedule of Investments (Unaudited)
October 31, 2021

(9) Portfolio Fund subject to lock-up provision up to one year.

(10) Portfolio Fund subject to lock-up provision up to three years.

(11) Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.

The aggregate cost of investments for tax purposes was $525,798,575. Net unrealized appreciation on investments for tax purposes was $57,644,945 consisting of $140,590,485 of gross unrealized appreciation and $82,945,540 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 97.12% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair value hierarchy at which the Funds’ investments are measured as of October 31, 2021:

Aetos Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$506,672,367
Money Market Investment	23,427,592	—	—	23,427,592
Total Investments	$23,427,592	$—	$—	$530,099,959

Aetos Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$257,735,548
Money Market Investment	8,822,423	—	—	8,822,423
Total Investments	$8,822,423	$—	$—	$266,557,971

Aetos Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$563,508,143
Money Market Investment	19,935,377	—	—	19,935,377
Total Investments	$19,935,377	$—	$—	$583,443,520

(1) In accordance with ASC 820-10-35-54B investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.